PREMISES AND EQUIPMENT (Tables)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Premises and equipment at December 31 were as follows:

(Dollars in thousands)	2016	2015
Land and land improvements	$41,112	$41,398
Buildings	107,918	108,648
Furniture and fixtures	55,368	53,054
Leasehold improvements	19,544	19,806
Construction in progress	3,791	2,849
	227,733	225,755

Less: Accumulated depreciation and amortization	96,154	89,152
Total	$131,579	$136,603

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	First Financial's future minimum lease payments for operating leases are as follows:

(Dollars in thousands)
2017	$7,082
2018	6,097
2019	5,757
2020	5,521
2021	4,784
Thereafter	15,286
Total	$44,527